Share of Equity Accounted Investments' Profit - Summary of Analysis of Share of Joint Ventures' and Associates' Profit After Tax (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Share Of Equity Investment [abstract]
Share of ProfitLoss from Continuing and Discontined Operations of Associates and Joint Ventures accounted for using equity method	€ 72	€ 60	€ 65